Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 222,765	$ 25	₱ 192,556
Long-term debt maturing within one year (Notes 28 and 29)	17,570		19,722
Noncurrent portion of long-term debt (Note 28)	205,195		172,834
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	40,872	851	17,029	$ 335
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 181,893		175,527
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.5000% to 3.4500% in 2020
Total long-term debt (Notes 28 and 29)	₱ 28,179	587
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	1.4100% in 2019
Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 163,050		154,410
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.8850% and US$ LIBOR + 0.7900% to 1.4500% in 2020 and 2019
Total long-term debt (Notes 28 and 29)	₱ 12,693	$ 264	17,029	$ 335
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	3.9000% to 6.7339%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000%); PDST-R2 + 0.5000% to 0.6000% and TDF + 0.2500% in 2020 and 3.9000% to 6.7339%; PHP BVAL + 0.6000% to 1.0000% and PDST-R2 + 0.5000% to 0.6000% in 2019
Total long-term debt (Notes 28 and 29)	₱ 163,050		154,410
Philippine Peso Debts [Member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.6423% to 5.9058% in 2020 and 5.3938% to 5.9058% in 2019
Total long-term debt (Notes 28 and 29)	₱ 3,854		6,152
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.2250% to 5.2813% in 2020 and 2019
Total long-term debt (Notes 28 and 29)	₱ 14,989		₱ 14,965